RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

Supplement to the Prospectus (Class A, C, K, Y shares),

dated May 1, 2015, as supplemented July 15, 2015 and September 4, 2015

Victory Capital Management Inc. (“Victory Capital”), a multi-boutique asset management firm, has agreed to acquire RS Investment Management Co. LLC (“RS Investments”), the investment adviser to the RS Funds. The transaction, which is expected to close by the end of the second quarter of 2016, is subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the RS Funds, described below.

On January 19, 2016, the Board of Trustees of RS Investment Trust approved the reorganization of each of the RS Funds into a corresponding, newly-formed fund within the Victory family of funds (each, an “Acquiring Fund”) (the “Reorganizations”). Victory Capital will serve as the investment adviser to each Acquiring Fund. RS Investments anticipates that, except as noted below, each Acquiring Fund will be managed by the same investment management team as currently manages the corresponding RS Fund (whether at RS Investments or, as applicable, the relevant sub-adviser) and that the investment objective, principal investment strategies and principal risks of each Acquiring Fund will be substantially identical to those of the corresponding RS Fund.

RS Investments and Victory Capital are proposing that RS Investment Quality Bond Fund and RS Low Duration Bond Fund reorganize into corresponding Acquiring Funds managed by INCORE Capital Management, an existing Victory Capital investment franchise. The Acquiring Funds’ investment strategies will be substantially similar to those of the RS Funds.

For RS Technology Fund, RS Investments and Victory Capital are proposing that the Acquiring Fund be named Victory RS Science and Technology Fund and that the Acquiring Fund’s investment focus be expanded to include, among other things, both science and technology companies. The Acquiring Fund’s portfolio management team will have two additional members, both of whom currently are members of RS Investments’ Growth Team.

For RS Investors Fund, which currently operates as a “diversified” fund under the Investment Company Act of 1940, RS Investments and Victory Capital are proposing that the corresponding Acquiring Fund adopt a fundamental investment policy allowing it to operate as a “non-diversified” fund. As a non-diversified fund, the Acquiring Fund would be allowed to invest a greater percentage of its asses in fewer issuers than is currently the case for RS Investors Fund.

The Reorganizations are subject to approval by shareholders of the RS Funds. Additional information regarding the Reorganizations, including the Acquiring Fund changes discussed above, is included in the prospectus/proxy statement, which will be provided to RS Fund shareholders as of the record date disclosed in the prospectus/proxy statement.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of any fund, nor is it a solicitation of any proxy. For important information regarding the RS Funds or the Acquiring Funds, or to receive a free copy of a prospectus/proxy statement relating to the Reorganizations, once it is available, please call the RS Funds’ toll-free telephone number: 800.766.3863. The prospectus/proxy statement contains important information about fund objectives, strategies, fees, expenses and risk considerations. The prospectus/proxy statement is also available for free on the SEC’s website (www.sec.gov). Please read the prospectus/proxy statement carefully before making any decision to invest or when considering the Reorganizations.

February 4, 2016

RS Investment Trust

Filed pursuant to Rule 497(e)

File Nos. 033-16439 and 811-05159

RS INVESTMENT TRUST

RS Focused Opportunity Fund	RS International Fund
RS Focused Growth Opportunity Fund	RS Global Fund
RS Partners Fund	RS Emerging Markets Fund
RS Value Fund	RS Emerging Markets Small Cap Fund
RS Large Cap Alpha Fund	RS China Fund
RS Investors Fund	RS Investment Quality Bond Fund
RS Global Natural Resources Fund	RS Low Duration Bond Fund
RS Small Cap Growth Fund	RS High Yield Fund
RS Select Growth Fund	RS Tax-Exempt Fund
RS Mid Cap Growth Fund	RS High Income Municipal Bond Fund
RS Growth Fund	RS Floating Rate Fund
RS Technology Fund	RS Strategic Income Fund
RS Small Cap Equity Fund

Supplement to each Fund’s Summary Prospectus, dated May 1, 2015,

as revised May 11, 2015 (for RS Mid Cap Growth Fund), June 30, 2015 (for RS

Emerging Markets Small Cap Fund), and September 4, 2015 (for RS Investors Fund)

Before you invest, you may want to review the Funds’ prospectus, which contains more information about the Funds and their risks. You can find the Funds’ prospectus and other information about the Funds, including the Funds’ Statement of Additional Information (SAI) and most recent reports to shareholders, online at www.rsinvestments.com/prospectus. You can also get this information at no cost by calling 800.766.3863 or by sending an e-mail request to prospectus@rsinvestments.com. You can also get this information from your financial intermediary. The Summary Prospectuses dated May 1, 2015, as revised May 11, 2015 (for RS Mid Cap Growth Fund), June 30, 2015 (for RS Emerging Markets Small Cap Fund), and September 4, 2015 (for RS Investors Fund) and as supplemented February 4, 2016, incorporate by reference the Funds’ Prospectus, dated May 1, 2015, as supplemented July 15, 2015, September 4, 2015 and February 4, 2016, the Funds’ SAI, dated May 1, 2015, as supplemented June 30, 2015, and the financial statements included in the Funds’ annual reports to shareholders, dated December 31, 2014.

Victory Capital Management Inc. (“Victory Capital”), a multi-boutique asset management firm, has agreed to acquire RS Investment Management Co. LLC (“RS Investments”), the investment adviser to the RS Funds. The transaction, which is expected to close by the end of the second quarter of 2016, is subject to regulatory approvals in addition to customary closing conditions and consents, including approvals related to the RS Funds, described below.

On January 19, 2016, the Board of Trustees of RS Investment Trust approved the reorganization of each of the RS Funds into a corresponding, newly-formed fund within the Victory family of funds (each, an “Acquiring Fund”) (the “Reorganizations”). Victory Capital will serve as the investment adviser to each Acquiring Fund. RS Investments anticipates that, except as noted below, each Acquiring Fund will be managed by the same investment management team as currently manages the corresponding RS Fund (whether at RS Investments or, as applicable, the relevant sub-adviser) and that the investment objective, principal investment strategies and principal risks of each Acquiring Fund will be substantially identical to those of the corresponding RS Fund.

RS Investment Trust

RS Investments and Victory Capital are proposing that RS Investment Quality Bond Fund and RS Low Duration Bond Fund reorganize into corresponding Acquiring Funds managed by INCORE Capital Management, an existing Victory Capital investment franchise. The Acquiring Funds’ investment strategies will be substantially similar to those of the RS Funds.

For RS Technology Fund, RS Investments and Victory Capital are proposing that the Acquiring Fund be named Victory RS Science and Technology Fund and that the Acquiring Fund’s investment focus be expanded to include, among other things, both science and technology companies. The Acquiring Fund’s portfolio management team will have two additional members, both of whom currently are members of RS Investments’ Growth Team.

For RS Investors Fund, which currently operates as a “diversified” fund under the Investment Company Act of 1940, RS Investments and Victory Capital are proposing that the corresponding Acquiring Fund adopt a fundamental investment policy allowing it to operate as a “non-diversified” fund. As a non-diversified fund, the Acquiring Fund would be allowed to invest a greater percentage of its asses in fewer issuers than is currently the case for RS Investors Fund.

The Reorganizations are subject to approval by shareholders of the RS Funds. Additional information regarding the Reorganizations, including the Acquiring Fund changes discussed above, is included in the prospectus/proxy statement, which will be provided to RS Fund shareholders as of the record date disclosed in the prospectus/proxy statement.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of any fund, nor is it a solicitation of any proxy. For important information regarding the RS Funds or the Acquiring Funds, or to receive a free copy of a prospectus/proxy statement relating to the Reorganizations, once it is available, please call the RS Funds’ toll-free telephone number: 800.766.3863. The prospectus/proxy statement contains important information about fund objectives, strategies, fees, expenses and risk considerations. The prospectus/proxy statement is also available for free on the SEC’s website (www.sec.gov). Please read the prospectus/proxy statement carefully before making any decision to invest or when considering the Reorganizations.

February 4, 2016